Trade and accruals, other payables and provisions	12 Months Ended
Dec. 31, 2020
Trade and accruals, other payables and provisions
Trade and accruals, other payables and provisions

24          Trade and accruals, other payables and provisions

	2019	2020
	RMB’000	RMB’000
Trade payables	17,017	33,654
Accrued employee benefits	13,498	21,327
Accrued operating expenses	4,960	7,648
Accrued professional service fees	16,267	12,050
Deposits received	1,837	1,122
Duty and tax payable other than corporate income tax	8,906	8,242
Other payables to suppliers of plant and equipment	5,091	6,909
Others	7,880	11,485
	75,456	102,437

The carrying amounts of trade and other payables are denominated in RMB. The carrying amounts approximate their fair values due to their short‑term maturities.